PRIVATE PLACEMENT (Details) - USD ($)		3 Months Ended	12 Months Ended
	May 11, 2021	Mar. 31, 2023	Dec. 31, 2022
PRIVATE PLACEMENT
Price of warrants			$ 10.20
Private Placement
PRIVATE PLACEMENT
Number of warrants to purchase shares issued		585,275	585,275
Price of warrants	$ 10.00	$ 10.00	$ 10.00
Aggregate purchase price	$ 5,852,750	$ 5,852,750	$ 5,852,750